FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amount of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	R$ (73,825,192)	R$ (59,932,201)
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	(37,167,241)	(38,641,440)
Amortized cost | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(21,620,197)	(25,444,437)
Amortized cost | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(4,379,851)	(3,253,504)
Amortized cost | Consideration payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(223,960)	(234,960)
Amortized cost | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(954,547)	(726,423)
Amortized cost | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3,532,158)	(3,267,678)
Amortized cost | Railroad concession payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3,351,410)	(3,054,248)
Amortized cost | Payable to related parties [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(387,736)	(287,609)
Amortized cost | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(892,006)	(799,634)
Amortized cost | Sectorial financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,616,616)	(1,372,283)
Amortized cost | Installment of tax debts [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(208,760)	(200,664)
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(36,657,951)	(21,290,761)
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(31,367,019)	(20,214,600)
Fair value through profit or loss [member] | Derivate financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	R$ (5,290,932)	R$ (1,076,161)